Note Loans (Changes in the carrying amount and the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction) (Parenthetical) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
ASC Subtopic 310-30 | Remain Subject To The Loss Sharing Agreement With FDIC
Accounts, Notes, Loans and Financing Receivable
Carrying amount	$ 636